Consolidated Balance Sheets $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Current assets
Cash and cash equivalents	$ 2,755,552	$ 81,674,572	$ 57,578,981
Financial assets at fair value through profit or loss, current	24,188	716,918	714,169
Notes receivable	212	6,283	8,029
Accounts receivable, net	704,333	20,876,417	22,901,461
Accounts receivable-related parties, net	3,072	91,065	136,910
Other receivables	39,653	1,175,307	918,652
Current tax assets	21,098	625,343	38,022
Inventories, net	615,975	18,257,500	16,997,815
Other current assets	534,904	15,854,553	11,175,555
Total current assets	4,698,987	139,277,958	110,469,594
Non-current assets
Financial assets at fair value through profit or loss, noncurrent	6,444	191,005	214,735
Available-for-sale financial assets, noncurrent	696,233	20,636,332	20,415,541
Financial assets measured at cost, noncurrent	74,847	2,218,472	2,760,615
Investments accounted for under the equity method	264,777	7,847,979	8,905,915
Property, plant and equipment	6,941,352	205,741,681	224,983,404
Intangible assets	127,784	3,787,509	4,088,303
Deferred tax assets	206,347	6,116,129	5,022,395
Prepayment for equipment	9,652	286,090	1,178,736
Refundable deposits	64,205	1,903,041	2,203,658
Other noncurrent assets	105,466	3,126,024	3,983,819
Total non-current assets	8,497,107	251,854,262	273,757,121
Total assets	13,196,094	391,132,220	384,226,715
Current liabilities
Short-term loans	858,487	25,445,540	20,550,801
Financial liabilities at fair value through profit or loss, current	0	0	60,855
Notes and accounts payable	220,498	6,535,570	6,854,849
Other payables	437,324	12,962,286	12,400,450
Payables on equipment	157,618	4,671,802	15,036,892
Current tax liabilities	163,687	4,851,694	3,995,145
Current portion of long-term liabilities	923,206	27,363,822	10,500,929
Other current liabilities	235,644	6,984,482	3,389,800
Total current liabilities	2,996,464	88,815,196	72,789,721
Non-current liabilities
Bonds payable	798,781	23,675,861	34,481,505
Long-term loans	1,000,111	29,643,284	26,247,187
Deferred tax liabilities	78,516	2,327,223	2,397,796
Net defined benefit liabilities, noncurrent	139,626	4,138,519	3,968,894
Guarantee deposits	15,840	469,491	491,089
Other noncurrent liabilities	1,094,523	32,441,648	28,904,149
Total non-current liabilities	3,127,397	92,696,026	96,490,620
Total liabilities	6,123,861	181,511,222	169,280,341
Commitments and contingencies	0	0	0
Capital
Common stock - NT$10 par value Authorized: 26,000,000 thousand shares Issued: 12,624,319 thousand shares as of December 31, 2016 Issued: 12,624,319 thousand shares as of December 31, 2017	4,259,217	126,243,187	126,243,187
Additional paid-in capital
Premiums	1,243,670	36,862,383	36,862,383
Treasury stock transactions	88,157	2,612,966	2,491,626
Transactions with noncontrolling interests	18,959	561,948	699,976
Stock options - conversion right	53,041	1,572,121	1,572,121
Retained earnings
Legal reserve	334,089	9,902,407	9,070,841
Unappropriated earnings	1,455,998	43,155,781	43,528,660
Other components of equity
Exchange differences on translation of foreign operations	(191,944)	(5,689,210)	81,553
Unrealized gain or loss on available-for-sale financial assets	214,142	6,347,167	5,127,682
Treasury stock	(435,377)	(12,904,560)	(12,893,384)
Total equity attributable to the parent company	7,039,952	208,664,190	212,784,645
Non-controlling interests	32,281	956,808	2,161,729
Total equity	7,072,233	209,620,998	214,946,374
Total liabilities and equity	$ 13,196,094	$ 391,132,220	$ 384,226,715